RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE	12 Months Ended
Mar. 31, 2026
Right-of-use Rou Assets And Lease Payable
RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

7.	RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

The Company’s operating lease right-of-use (“ROU”) assets relate primarily to office premises. The Company recognized operating lease ROU assets and lease liabilities as follows:

	As of March 31,
	2025	2026
	US$	US$

Operating lease right-of-use assets	443,791	1,412,651
Less : Accumulated amortization	(301,266)	(440,451)
Right-of-use asset, net	142,525	972,200

Amortization of operating lease right-of-use assets was US$453,608, US$214,842 and US$154,198 for the years ended March 31, 2026, 2025 and 2024 respectively. The amortization is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).

	As of March 31,
	2025	2026
	US$	US$

Lease liabilities
Current portion	144,747	462,490
Non-current portion	981	527,751
Total	145,728	990,241

The following summarizes other supplemental information about the Company’s operating lease as of March 31, 2026:

Weighted-average discount rate	5.01%
Weight-average remaining lease term (years)	2.12 years

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.	RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE - CONTINUED

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Short term lease expenses	-	-	9,169
Cash paid for operating leases	169,605	288,417	433,107

Future lease payments under lease liabilities as of Mar 31, 2026 were as follows:

Year Ending March 31,	US$

2027	501,304
2028	466,623
2029	77,771
Total operating lease payments	1,045,698
Less: Imputed interest	(55,457)
Present value of operating lease liabilities	990,241